Earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of Earnings per Share

Three-month period ended June 30,	2026	2026	2025	2025
	Class A	Class B	Class A	Class B

Weighted number of outstanding shares	300,422,597	335,348,823	295,531,210	341,044,191
Weighted number of shares with dilutive effects	1,677,255	2,493,692	3,300,452	12,293,550
Weighted number of outstanding shares (diluted and undiluted)	302,099,852	337,842,515	298,831,661	353,337,741

Net income / (loss) (CHF in millions)	94.5	10.5	(36.7)	(4.2)
Basic EPS (CHF)	0.31	0.03	(0.12)	(0.01)
Diluted EPS (CHF)	0.31	0.03	(0.12)	(0.01)

Six-month period ended June 30,	2026	2026	2025	2025
	Class A	Class B	Class A	Class B

Weighted number of outstanding shares	298,951,784	338,278,973	294,458,484	343,228,709
Weighted number of shares with dilutive effects	2,596,588	3,726,415	4,005,446	12,885,677
Weighted number of outstanding shares (diluted and undiluted)	301,548,372	342,005,388	298,463,930	356,114,386

Net income (CHF in millions)	187.1	21.2	14.1	1.6
Basic EPS (CHF)	0.63	0.06	0.05	0.00
Diluted EPS (CHF)	0.62	0.06	0.05	0.00